Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Profit or loss [abstract]
Sales revenue	¥ 14,931,009	¥ 15,888,617	¥ 15,361,146
Operating costs and expenses:
Cost of sales	(11,851,659)	(12,580,949)	(12,000,581)
Selling, general and administrative	(1,641,590)	(1,774,393)	(1,775,151)
Research and development	(804,123)	(806,905)	(751,856)
Total operating costs and expenses	(14,297,372)	(15,162,247)	(14,527,588)
Operating profit	633,637	726,370	833,558
Share of profit of investments accounted for using the equity method	164,203	228,827	247,643
Finance income and finance costs:
Interest income	49,412	48,618	41,191
Interest expense	(24,689)	(13,217)	(12,970)
Other, net	(32,645)	(11,223)	5,551
Total finance income and finance costs	(7,922)	24,178	33,772
Profit before income taxes	789,918	979,375	1,114,973
Income tax expense	(279,986)	(303,089)	13,666
Profit for the year	509,932	676,286	1,128,639
Profit for the year attributable to:
Owners of the parent	455,746	610,316	1,059,337
Non-controlling interests	¥ 54,186	¥ 65,970	¥ 69,302
Earnings per share attributable to owners of the parent
Basic and diluted	¥ 260.13	¥ 345.99	¥ 590.79